REDEEMABLE SHARES - Details of redeemable shares (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2022 USD ($) shares
REDEEMABLE SHARES
Number of shares | shares	54,551,513	54,551,513	54,551,513
Carrying value at reclassification	¥ 5,540,491	¥ 5,460,733
Change in carrying value	446,419	79,758
Carrying value	¥ 5,986,910	¥ 5,540,491	$ 868,020
Series A+
REDEEMABLE SHARES
Number of shares | shares	3,029,522	3,029,522	3,029,522
Carrying value at reclassification	¥ 284,480	¥ 284,480
Carrying value	¥ 284,480	¥ 284,480
Series B
REDEEMABLE SHARES
Number of shares | shares	7,881,155	7,881,155	7,881,155
Carrying value at reclassification	¥ 742,091	¥ 742,091
Carrying value	¥ 742,091	¥ 742,091
Series B+
REDEEMABLE SHARES
Number of shares | shares	3,957,617	3,957,617	3,957,617
Carrying value at reclassification	¥ 375,599	¥ 375,599
Carrying value	¥ 375,599	¥ 375,599
Series C-1
REDEEMABLE SHARES
Number of shares | shares	4,289,102	4,289,102	4,289,102
Carrying value at reclassification	¥ 416,021	¥ 416,021
Carrying value	¥ 416,021	¥ 416,021
Series C-2
REDEEMABLE SHARES
Number of shares | shares	6,176,311	6,176,311	6,176,311
Carrying value at reclassification	¥ 598,974	¥ 598,974
Carrying value	¥ 598,974	¥ 598,974
Series C-3
REDEEMABLE SHARES
Number of shares | shares	5,594,483	5,594,483	5,594,483
Carrying value at reclassification	¥ 542,489	¥ 542,489
Carrying value	¥ 542,489	¥ 542,489
Series C+
REDEEMABLE SHARES
Number of shares | shares	956,657	956,657	956,657
Carrying value at reclassification	¥ 96,763	¥ 96,763
Carrying value	¥ 96,763	¥ 96,763
Series D
REDEEMABLE SHARES
Number of shares | shares	22,666,666	22,666,666	22,666,666
Carrying value at reclassification	¥ 2,484,074	¥ 2,404,316
Change in carrying value	446,419	79,758
Carrying value	2,930,493	2,484,074
Change in redemption value	¥ 446,419	¥ 79,758